Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Change In Fair Value Of Pension Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 325,150	$ 311,688	$ 266,846	$ 13,453
Purchases					13,000
Unrealized gain				(474)	453
Fair value of plan assets at end of year	$ 325,150	$ 311,688	$ 266,846	$ 12,979	$ 13,453